Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrants

Note 8: Warrants

On October 29, 2012, in connection with a consulting agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years. The warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested. For the three and nine months ending September 30, 2013, the Company recognized an expense of $0 and $130,298, respectively, associated with these awards. The warrants expire on October 29, 2017 and have a remaining contractual life of 4.1 years as of September 30, 2013.

On August 1, 2013, in connection with a consulting agreement, the Company issued 150,000 warrants to purchase common stock at an exercise price of $1.00 per share with a term of 3 years. As of September 30, 2013, all warrants were exercisable. For the three and nine months ending September 30, 2013, the Company recognized an expense of $57,779 associated with these awards. The warrants expire on August 1, 2016 and have a remaining contractual life of 2.84 years as of September 30, 2013.

The following table summarizes information about the Company’s warrants at September 30, 2013:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual	Intrinsic
	of Units	Exercise Price	Term (in years)	Value

Outstanding at December 31, 2012	454,863	$0.98	4.8	49,277

Granted	150,000	1.00	2.8	22,500

Outstanding at September 30, 2013	604,863	$0.98	4.3	99,827

Exercisable at September 30, 2013	604,863	$0.98	4.3	99,827

Note 7: Warrants

On March 23, 2011, in connection with a consulting agreement, the Company issued 800,000 warrants to purchase common stock at an exercise price of $0.625 per share with a term of 5 years. The warrants were fully vested at the date of grant and the Company recognized an expense of $73,768 equal to the grant date fair value of the warrants using the following assumptions: volatility of 68%; risk-free interest rate of 2.07%; and expected term of 5 years. The fair value of the warrants was determined using the Black-Scholes option valuation model. On May 9, 2012, the warrants were exercised with total proceeds to the Company of $500,000.

On October 29, 2012, in connection with a consulting agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years. The warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested. The Company recognized an expense of $115,162 equal to the grant date fair value of the warrants using the following assumptions: volatility of 57%-58%; risk-free interest rate of .31%-.35%; and expected term of 2.5 years. The fair value of the warrants was determined using the Black-Scholes option valuation model. The warrants expire on October 29, 2017 and have a remaining contractual life of 4.8 years as of December 31, 2012. The intrinsic value of the Company’s warrants outstanding was $49,277 at December 31, 2012.